STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

April 25, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Delaware Group Equity Funds V (the “Trust”)
File Nos. 033-11419/811-04997
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 41 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment, which was filed with the U.S. Securities and Exchange Commission electronically on March 30, 2011, was effective on March 30, 2011.

Please direct any questions or comments relating to this certification to me at (215) 564-8020.

Sincerely,

/s/ John Y. Kim
John Y. Kim

cc:           David F. Connor, Esq.
   Bruce G. Leto, Esq.